RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in profit or loss
Interest on lease liabilities	$ 15,988	$ 6,516
Amounts recognized in the statement of cash flow
Principal payments on lease liabilities	105,787	93,984
Principal payments on lease liabilities	$ 121,775	$ 100,500